Other Assets - Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other current assets
Customer financing receivables, net	$ 137,136
Other receivables	102,585	$ 92,211
Prepaid royalties	53,293
Prepaid expenses	33,710	20,799
Jackpot investments	26,690
Bridge financing costs		58,386
Other	70,287	40,390
Total other current assets	$ 423,701	$ 211,786